Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment and intangible assets	$ 7,714,388	$ 7,255,084
Right-of-use assets	273,442	278,814
Deferred tax assets	54,100	55,183
Other non-current assets	148,287	140,633
Total non-current assets	8,190,217	7,729,714
Current assets
Cash and cash equivalents	4,046,703	3,803,944
Accounts and other receivables	154,700	142,043
Inventories	118,073	95,780
Prepaid expenses and other current assets	690,643	461,226
Total current assets	5,010,119	4,502,993
Total assets	13,200,336	12,232,707
Shareholders' equity
Total shareholders' equity	1,066,775	1,121,342
Non-current liabilities
Long-term debt	5,418,261	5,127,368
Long-term portion of lease liabilities	205,607	212,437
Other non-current liabilities	74,497	54,295
Total non-current liabilities	5,698,365	5,394,100
Current liabilities
Accounts payables	342,545	259,013
Current portion of long-term debt	176,994	374,607
Short-term portion of lease liabilities	27,940	26,484
Deferred revenue	5,420,291	4,605,161
Accrued expenses and other current liabilities	467,426	452,000
Total current liabilities	6,435,196	5,717,265
Total shareholders' equity and liabilities	$ 13,200,336	$ 12,232,707